UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-03835

 Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item I.	Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/09 is included with this Form.

■ Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant,
Portfolio Manager

Objective:
Long-term growth of capital

Inception Date:
November 15, 1983

Net Assets at June 30, 2009:
$115,898,871

Portfolio Composition at June 30, 2009:
(Percentage of Total Net Assets)

Top Ten Common Stock Holdings (As of 6/30/2009)

Company	Percentage of Total Net Assets
Green Mountain Coffee Roasters, Inc.	1.68%
Edwards Lifesciences Corp.	1.53%
Cerner Corp.	1.45%
FMC Corp.	1.35%
Applied Signal Technology, Inc.	1.34%
Teva Pharmaceutical Industries Ltd.	1.32%
Oracle Corp.	1.31%
IHS, Inc. Class A	1.29%
McDonald’s Corp.	1.29%
Gilead Sciences, Inc.	1.25%

Sector Weightings vs. Index (As of 6/30/2009)

About information in this report:

●	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
●
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

VALUE LINE CENTURION FUND, INC.

■ Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Average Annual Total Returns (For periods ended 6/30/2009)

	Year to Date (not annualized)	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund, Inc.	(3.77)%	(45.50)%	(15.55)%	(6.41)%	(5.28)%	6.73%
S&P 500 Index	3.16%	(26.22)%	(8.22)%	(2.24)%	(2.22)%	9.62%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2009 and held for six months ended June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 VALUE LINE CENTURION FUND, INC.

■ Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$962.30	$4.43	0.91%
Hypothetical (5% return before expenses)	$1,000	$1,020.28	$4.56	0.91%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE CENTURION FUND, INC.

■ Value Line Centurion Fund, Inc.

Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value

Common Stocks — 95.1%
Aerospace/Defense — 2.9%
9,000	Alliant Techsystems, Inc. *	$741,240
21,000	Elbit Systems Ltd.	1,298,850
17,000	L-3 Communications Holdings, Inc.	1,179,460
2,000	Precision Castparts Corp.	146,060
		3,365,610
Apparel — 0.9%
20,000	Guess?, Inc.	515,600
6,000	Jos. A. Bank Clothiers, Inc. *	206,760
11,000	Warnaco Group, Inc. (The) *	356,400
		1,078,760
Auto Parts — 0.2%
14,000	LKQ Corp. *	230,300
Beverage – Alcoholic — 0.3%
8,000	Molson Coors Brewing Co. Class B	338,640
Beverage – Soft Drink — 0.5%
300	Coca-Cola Enterprises, Inc.	4,995
44,000	Cott Corp. *	248,160
9,000	Hansen Natural Corp. *	277,380
		530,535
Biotechnology — 1.1%
34,000	Myriad Genetics, Inc. *	1,212,100
Building Materials — 0.3%
12,000	Granite Construction, Inc.	399,360
Cable TV — 1.2%
34,000	DIRECTV Group, Inc. (The) *	840,140
31,000	Shaw Communications, Inc. Class B	522,660
		1,362,800
Chemical – Basic — 1.3%
33,000	FMC Corp.	1,560,900
Chemical – Specialty — 1.2%
10,000	NewMarket Corp.	673,300
14,000	Sigma-Aldrich Corp.	693,840
		1,367,140
Computer & Peripherals — 1.8%
50,000	3Com Corp. *	235,500
300	Apple, Inc. *	42,729
1,600	International Business Machines Corp.	167,072
13,000	MICROS Systems, Inc. *	329,160
35,000	Synaptics, Inc. *	1,352,750
		2,127,211
Computer Software & Services — 5.8%
23,000	Advent Software, Inc. *	754,170
52,000	Cognizant Technology Solutions Corp. Class A *	1,388,400
9,000	Equinix, Inc. *	654,660
9,000	Fiserv, Inc. *	411,300
12,000	Intuit, Inc. *	337,920
9,000	McAfee, Inc. *	379,710
71,000	Oracle Corp.	1,520,820
40,000	Sybase, Inc. *	1,253,600
		6,700,580

Shares		Value
Diversified Companies — 1.7%
10,000	Chemed Corp.	$394,800
8,200	National Presto Industries, Inc.	624,020
14,000	Valmont Industries, Inc.	1,009,120
		2,027,940
Drug — 4.9%
20,000	Allergan, Inc.	951,600
31,000	Gilead Sciences, Inc. *	1,452,040
8,000	Hospira, Inc. *	308,160
23,000	Novo Nordisk A/S ADR	1,252,580
6,000	Sanofi-Aventis ADR	176,940
31,000	Teva Pharmaceutical Industries Ltd. ADR	1,529,540
300	Valeant Pharmaceuticals International *	7,716
		5,678,576
E-Commerce — 1.8%
44,000	Informatica Corp. *	756,360
35,000	Open Text Corp. *	1,274,700
		2,031,060
Educational Services — 1.9%
8,000	Apollo Group, Inc. Class A *	568,960
20,000	Corinthian Colleges, Inc. *	338,600
6,000	Strayer Education, Inc.	1,308,660
		2,216,220
Electrical Equipment — 0.1%
2,000	W.W. Grainger, Inc.	163,760
Electrical Utility – Central — 1.5%
22,000	ITC Holdings Corp.	997,920
19,000	Wisconsin Energy Corp.	773,490
		1,771,410
Electrical Utility – East — 1.1%
22,000	FPL Group, Inc.	1,250,920
Electronics — 0.6%
20,000	Cubic Corp.	715,800
Entertainment Technology — 0.8%
24,000	Dolby Laboratories, Inc. Class A *	894,720
2,000	Netflix, Inc. *	82,680
		977,400
Environmental — 1.6%
43,000	Calgon Carbon Corp. *	597,270
13,000	Stericycle, Inc. *	669,890
19,000	Tetra Tech, Inc. *	544,350
		1,811,510
Financial Services — Diversified — 0.4%
3,000	MasterCard, Inc. Class A	501,930
Food Processing — 4.6%
38,000	Diamond Foods, Inc.	1,060,200
48,000	Flowers Foods, Inc.	1,048,320
31,000	J&J Snack Foods Corp.	1,112,900
9,300	Lance, Inc.	215,109
11,000	McCormick & Company, Inc.	357,830
7,000	Peet’s Coffee & Tea, Inc. *	176,400
40,000	TreeHouse Foods, Inc. *	1,150,800
8,000	United Natural Foods, Inc. *	210,000
		5,331,559

 See Notes to Financial Statements.

■ Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

June 30, 2009 (Unaudited)

Shares		Value
Food Wholesalers — 1.7%
33,000	Green Mountain Coffee Roasters, Inc. *	$1,950,960
Health Care Information Systems — 2.7%
27,000	Cerner Corp. *	1,681,830
37,000	Computer Programs & Systems, Inc.	1,417,470
		3,099,300
Home Appliances — 0.4%
17,800	Casey’s General Stores, Inc.	457,282
Hotel/Gaming — 0.3%
12,000	WMS Industries, Inc. *	378,120
Household Products — 1.7%
15,000	Church & Dwight Co., Inc.	814,650
5,000	Colgate-Palmolive Co.	353,700
17,500	Lancaster Colony Corp.	771,225
		1,939,575
Industrial Services — 5.7%
36,000	Aaron Rents, Inc.	1,073,520
20,000	C.H. Robinson Worldwide, Inc.	1,043,000
6,000	FTI Consulting, Inc. *	304,320
18,000	Iron Mountain, Inc. *	517,500
12,000	MAXIMUS, Inc.	495,000
69,000	Rollins, Inc.	1,194,390
13,000	SAIC, Inc. *	241,150
3,000	Stantec, Inc. *	72,090
11,900	Unifirst Corp.	442,323
25,000	URS Corp. *	1,238,000
		6,621,293
Information Services — 3.8%
15,000	Dun & Bradstreet Corp. (The)	1,218,150
24,000	FactSet Research Systems, Inc.	1,196,880
30,000	IHS, Inc. Class A *	1,496,100
19,000	Interactive Data Corp.	439,660
		4,350,790
Internet — 3.6%
17,000	Amazon.com, Inc. *	1,422,220
35,000	Expedia, Inc. *	528,850
7,000	F5 Networks, Inc. *	242,130
900	Google, Inc. Class A *	379,431
6,000	j2 Global Communications, Inc. *	135,360
13,000	Priceline.com, Inc. *	1,450,150
		4,158,141
Machinery — 0.5%
17,300	Dresser-Rand Group, Inc. *	451,530
4,000	Middleby Corp. (The) *	175,680
		627,210
Medical Services — 2.4%
300	American Medical Systems Holdings, Inc. *	4,740
4,000	DaVita, Inc. *	197,840
17,000	Laboratory Corporation of America Holdings *	1,152,430
11,000	Mednax, Inc. *	463,430
7,000	Quest Diagnostics, Inc.	395,010
300	Universal Health Services, Inc. Class B	14,655
21,000	VCA Antech, Inc. *	560,700
		2,788,805

Shares		Value
Medical Supplies — 9.1%
20,000	AmerisourceBergen Corp.	$354,800
10,000	Bard (C.R.), Inc.	744,500
8,000	Becton, Dickinson & Co.	570,480
8,000	DENTSPLY International, Inc.	244,160
26,000	Edwards Lifesciences Corp. *	1,768,780
12,000	Haemonetics Corp. *	684,000
36,000	Illumina, Inc. *	1,401,840
9,000	Johnson & Johnson	511,200
5,000	Life Technologies Corp. *	208,600
18,000	Owens & Minor, Inc.	788,760
31,000	ResMed, Inc. *	1,262,630
21,000	St. Jude Medical, Inc. *	863,100
41,000	Thoratec Corp. *	1,097,980
		10,500,830
Natural Gas – Distribution — 0.6%
300	South Jersey Industries, Inc.	10,467
27,000	UGI Corp.	688,230
		698,697
Natural Gas – Diversified — 0.5%
15,000	Southwestern Energy Co. *	582,750
Oilfield Services/Equipment — 0.1%
1,400	Core Laboratories N.V.	122,010
Packaging & Container — 2.3%
50,000	Crown Holdings, Inc. *	1,207,000
11,000	Rock-Tenn Co. Class A	419,760
22,000	Silgan Holdings, Inc.	1,078,660
		2,705,420
Petroleum – Producing — 0.1%
4,000	Enbridge, Inc.	138,920
Pharmacy Services — 3.0%
24,800	Catalyst Health Solutions, Inc. *	618,512
23,000	CVS Caremark Corp.	733,010
18,000	Express Scripts, Inc. *	1,237,500
19,000	Medco Health Solutions, Inc. *	866,590
		3,455,612
Power — 0.2%
700	First Solar, Inc. *	113,484
4,000	Ormat Technologies, Inc.	161,240
		274,724
Precision Instrument — 0.3%
3,000	Dionex Corp. *	183,090
9,000	OSI Systems, Inc. *	187,650
		370,740
Restaurant — 5.9%
3,000	Bob Evans Farms, Inc.	86,220
17,000	Buffalo Wild Wings, Inc. *	552,840
41,000	Darden Restaurants, Inc.	1,352,180
7,000	DineEquity, Inc.	218,330
17,000	Jack in the Box, Inc. *	381,650
26,000	McDonald’s Corp.	1,494,740
22,000	Panera Bread Co. Class A *	1,096,920
15,000	PF Chang’s China Bistro, Inc. *	480,900
35,000	Yum! Brands, Inc.	1,166,900
		6,830,680

See Notes to Financial Statements.

■ Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

June 30, 2009 (Unaudited)

Shares		Value
Retail – Automotive — 2.4%
28,000	Advance Auto Parts, Inc.	$1,161,720
9,500	AutoZone, Inc. *	1,435,545
3,000	O’Reilly Automotive, Inc. *	114,240
3,000	PEP Boys-Manny Moe & Jack	30,420
		2,741,925
Retail – Special Lines — 3.9%
15,300	Aeropostale, Inc. *	524,331
8,000	Best Buy Co., Inc.	267,920
38,000	Buckle, Inc. (The)	1,207,260
4,000	Cato Corp. (The) Class A	69,760
30,000	Ross Stores, Inc.	1,158,000
40,000	TJX Companies, Inc. (The)	1,258,400
		4,485,671
Retail Store — 1.3%
16,000	99 Cents Only Stores *	217,280
14,000	Dollar Tree, Inc. *	589,400
23,000	Family Dollar Stores, Inc.	650,900
		1,457,580
Securities Brokerage — 0.5%
32,000	Knight Capital Group, Inc. Class A *	545,600
Semiconductor — 0%
300	Tessera Technologies, Inc. *	7,587
Telecommunication Services — 1.5%
46,000	American Tower Corp. Class A *	1,450,380
3,600	Shenandoah Telecommunications Co.	73,044
3,000	Telefonica S.A. ADR	203,670
300	TW Telecom, Inc. *	3,081
		1,730,175
Telecommunications Equipment — 1.5%
61,000	Applied Signal Technology, Inc.	1,556,110
4,000	QUALCOMM, Inc.	180,800
		1,736,910
Thrift — 0.3%
8,000	Capitol Federal Financial	306,640
Tobacco — 0.1%
3,000	British American Tobacco PLC ADR	167,400
Toiletries & Cosmetics — 0.2%
3,000	Chattem, Inc. *	204,300
	Total Common Stocks And Total Investment Securities - 95.1% (Cost $99,538,949)	$110,187,668

Principal Amount		Value

Short-Term Investments — 3.5%
U.S. Government Agency Obligations — 3.5%
$4,100,000	Tennessee Valley Authority Discount Note, 0.22%, 9/17/09 (1)	$4,098,934
	Total Short-Term Investments (Cost $4,098,934)	4,098,934
Cash And Other Assets In Excess Of Liabilities — (1.4%)		1,612,269
Net Assets — 100.0%		$115,898,871
Net Asset Value Per Outstanding Share ($115,898,871 ÷ 13,765,341 shares outstanding)		$8.42

*	Non-income producing.

(1)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.

ADR	American Depositary Receipt.

 See Notes to Financial Statements.

■ Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

June 30, 2009 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $99,538,949)	$110,187,668
Short-term investments (Cost - $4,098,934)	4,098,934
Cash	25,023
Receivable for securities sold	1,203,298
Receivable for capital shares sold	437,061
Dividends receivable	61,616
Prepaid expenses	5,533
Total Assets	116,019,133
LIABILITIES:
Payable for capital shares repurchased	38,526
Accrued expenses:
Advisory fee	47,439
Service and distribution plan fees	23,728
Directors’ fees and expenses	6,141
Other	4,428
Total Liabilities	120,262
Net Assets	$115,898,871

NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 13,765,341 shares)	$13,765,341
Additional paid-in capital	202,379,187
Accumulated net investment loss	(17,899)
Accumulated net realized loss on investments and foreign currency	(110,876,477)
Net unrealized appreciation of investments	10,648,719
Net Assets	$115,898,871
Net Asset Value Per Outstanding Share ($115,898,871 ÷ 13,765,341 shares outstanding)	$8.42

Statement of Operations

For the Six Months Ended
June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $15,319)	$498,760
Interest	2,204
Total Income	500,964
Expenses:
Advisory fee	286,526
Service and distribution plan fees	229,221
Auditing and legal fees	47,267
Custodian fees	15,093
Insurance	8,400
Directors’ fees and expenses	8,235
Printing and postage	7,829
Other	2,107
Total Expenses Before Custody Credits and Fees Waived	604,678
Less: Service and Distribution Plan Fees Waived	(85,958)
Less: Custody Credits	(24)
Net Expenses	518,696
Net Investment Loss	(17,732)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Loss	(20,029,339)
Change in Net Unrealized Appreciation/(Depreciation)	15,060,467
Increase from payment by affiliate	1,886
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(4,966,986)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,984,718)

See Notes to Financial Statements.

■	Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Operations:
Net investment loss	$(17,732)	$(400,913)
Net realized loss on investments and foreign currency	(20,029,339)	(90,680,231)
Change in net unrealized appreciation/(depreciation)	15,060,467	(42,655,942)
Increase from payment by affiliate	1,886	—
Net decrease in net assets from operations	(4,984,718)	(133,737,086)
Distributions to Shareholders:
Net realized gain from investment transactions	—	(44,241,878)
Capital Share Transactions:
Proceeds from sale of shares	1,870,928	5,508,515
Proceeds from reinvestment of distributions to shareholders	—	44,241,878
Cost of shares repurchased	(8,153,468)	(36,553,875)
Net increase/(decrease) in net assets from capital share transactions	(6,282,540)	13,196,518
Total Decrease in Net Assets	(11,267,258)	(164,782,446)

NET ASSETS:
Beginning of period	127,166,129	291,948,575
End of period	$115,898,871	$127,166,129
Accumulated net investment loss, at end of period	$(17,899)	$(167)

 See Notes to Financial Statements.

■	Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Six Months Ended June 30, 2009 (Unaudited)

			Years Ended December 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$8.75		$21.36	$18.96	$20.07	$20.24	$18.15
Income from investment operations:
Net investment income/(loss)	—	(5)	(0.03)	(0.02)	(0.05)	(0.08)	(0.05)
Net gains or (losses) on securities (both realized and unrealized)	(0.33)		(9.09)	3.89	0.63	1.88	2.14
Total from investment operations	(0.33)		(9.12)	3.87	0.58	1.80	2.09
Less distributions:
Distributions from net realized gains	—		(3.49)	(1.47)	(1.69)	(1.97)	—
Net asset value, end of period	$8.42		$8.75	$21.36	$18.96	$20.07	$20.24
Total return*	(3.77	)%(3)	(49.27)%	20.72%	3.85%	9.13%	11.51%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$115,899		$127,166	$291,949	$283,836	$325,817	$350,409
Ratio of expenses to average net assets(1)	1.06	%(4)	1.00%	0.96%	0.98%	0.96%	0.95%
Ratio of expenses to average net assets(2)	0.91	%(4)	0.84%	0.79%	0.89%	0.96%	0.95%
Ratio of net investment loss to average net assets	(0.03	)%(4)	(0.19)%	(0.09)%	(0.24)%	(0.39)%	(0.27)%
Portfolio turnover rate	102	%(3)	272%	200%	220%	219%	187%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.
(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the waiver of a portion of the service and distribution plan fees by the Distributor, would have been 0.99% and 0.95% for the years ended December 31, 2008 and December 31, 2007, respectively, and would not have changed for the other periods shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than $.005

See Notes to Financial Statements.

■ Value Line Centurion Fund, Inc.

Notes to Financial Statements

June 30, 2009 (Unaudited)

1.	Significant Accounting Policies

          Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1, 2 or 3 for year-ahead performance by the Value Line Timeliness Ranking System.

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation

          Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short Term instruments with maturities greater than 60 days at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements

          The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 — quoted prices in active markets for identical investments
●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

■ Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2
Common Stocks
Aerospace/Defense	$3,365,610	$—
Apparel	1,078,760	—
Auto Parts	230,300	—
Beverage - Alcoholic	338,640	—
Beverage - Soft Drink	530,535	—
Biotechnology	1,212,100	—
Building Materials	399,360	—
Cable TV	1,362,800	—
Chemical - Basic	1,560,900	—
Chemical - Specialty	1,367,140	—
Computer & Peripherals	2,127,211	—
Computer Software & Services	6,700,580	—
Diversified Companies	2,027,940	—
Drug	5,678,576	—
E-Commerce	2,031,060	—
Educational Services	2,216,220	—
Electrical Equipment	163,760	—
Electrical Utility - Central	1,771,410	—
Electrical Utility - East	1,250,920	—
Electronics	715,800	—
Entertainment Technology	977,400	—
Environmental	1,811,510	—
Financial Services - Diversified	501,930	—
Food Processing	5,331,559	—
Food Wholesalers	1,950,960	—
Health Care Information Systems	3,099,300	—
Home Appliances	457,282	—
Hotel/Gaming	378,120	—
Household Products	1,939,575	—
Industrial Services	6,621,293	—
Information Services	4,350,790	—
Internet	4,158,141	—
Machinery	627,210	—
Medical Services	2,788,805	—
Medical Supplies	10,500,830	—
Natural Gas - Distribution	698,697	—
Natural Gas - Diversified	582,750	—
Oilfield Services/Equipment	122,010	—
Packaging & Container	2,705,420	—
Petroleum - Producing	138,920	—
Pharmacy Services	3,455,612	—
Power	274,724	—
Precision Instrument	370,740	—
Restaurant	6,830,680	—
Retail - Automotive	2,741,925	—
Retail - Special Lines	4,485,671	—
Retail Store	1,457,580	—
Securities Brokerage	545,600	—
Semiconductor	7,587	—
Telecommunication Services	1,730,175	—

Description	Level 1	Level 2
Common Stocks (Continued)
Telecommunications Equipment	$1,736,910	$—
Thrift	306,640	—
Tobacco	167,400	—
Toiletries & Cosmetics	204,300	—
Total Common Stocks	110,187,668	—
Short-Term Investments U.S. Government Agency Obligations	—	4,098,934
Total Short-Term Investments	—	4,098,934
Total	$110,187,668	$4,098,934

For the six months ended June 30, 2009, there were no Level 3 investments.

(C) Repurchase Agreements

          In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at June 30, 2009.

(D) Federal Income Taxes

          It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Dividends and Distributions

          It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

■ Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2009 (Unaudited)

(F) Securities Transactions and Income

          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(G) Foreign Currency Translation

          The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

          Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

          Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and change in net unrealized appreciation/ (depreciation) on investments.

(H) Representations and Indemnifications

          In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I) Foreign Taxes

          The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Subsequent Events

          In accordance with the provision set forth in the FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 17, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

2.	Capital Share Transactions, Dividends and Distributions

          Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC).

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	228,046	361,020
Shares issued in reinvestment of distributions	—	3,019,923
Shares repurchased	(997,378)	(2,517,087)
Net increase/(decrease)	(769,332)	863,856
Distribution per share from net realized gains	$—	$3.49

3.	Purchases and Sales of Securities

          Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2009 (unaudited)
PURCHASES:
Investment Securities	$114,224,197
SALES:
Investment Securities	$121,770,847

■ Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2009 (Unaudited)

4.	Income Taxes

          At June 30, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$103,637,883
Gross tax unrealized appreciation	$12,318,874
Gross tax unrealized depreciation	($1,607,155)
Net tax unrealized appreciation on investments	$10,648,719

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

          An advisory fee of $286,526 was paid or payable to EULAV Asset Management, LLC. (the “Adviser”), for the six months ended June 30, 2009. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

          The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by EULAV Securities, Inc. (the “Distributor”), formally Value Line Securities, Inc. prior to May 5, 2009, a wholly-owned subsidiary of Value Line, in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2009, fees amounting to $229,221, before fee waivers, were accrued under the Plan. Effective May 23, 2006 the Distributor waived 0.15% of the 12b-1 fee. Effective May 1, 2007, 2008 and 2009, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. For the six months ended June 30, 2009, the fees waived amounted to $85,958. The Distributor has no right to recoup previously waived amounts.

          For the six months ended June 30, 2009, the Fund’s expenses were reduced by $24 under a custody credit arrangement with the custodian.

          Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund.

6.	Other

          By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the Boards of Directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes that the SEC has completed the fact finding phase of its investigation and Value Line has held discussions with the staff of the SEC in an effort to settle the foregoing investigation. There can be no assurance that Value Line and the SEC will be able to reach a mutually agreeable settlement. Although management of Value Line cannot estimate an amount or range of reasonably possible loss that the investigation may have on Value Line’s financial statements, in light of settlement discussions to date, Value Line has concluded it is reasonably possible that any settlement may have a material negative effect on its financial statements. Value Line has indicated that it has substantial liquid assets from which it could pay a settlement of the SEC investigation if a mutually satisfactory settlement can be reached. Value Line has informed the Funds of its belief that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a material adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

■	Value Line Centurion Fund, Inc.

June 30, 2009 Semi-Annual Report

FACTORS CONSIDERED BY THE BOARD IN APPROVING
THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE CENTURION FUND, INC.

          The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Centurion Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, EULAV Asset Management, LLC1 (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

          Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all multi-cap growth funds underlying variable insurance products regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

          As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 10 other multi-cap growth funds underlying variable insurance products, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other multi-cap growth funds underlying variable insurance products (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) the Adviser’s financial results and condition, including the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to an investigation by the Securities and Exchange Commission in the matter of Value Line Securities, Inc.2, the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”), and a representation by Value Line, Inc. that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

1
On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line, Inc. to EULAV Asset Management, LLC, and EULAV Asset Management, LLC replaced Value Line, Inc. as the Fund’s investment adviser. For periods prior to June 30, 2008, the term “Adviser” refers to Value Line, Inc.

2	On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

■	Value Line Centurion Fund, Inc.

June 30, 2009 Semi-Annual Report

          The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

          Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund’s performance was below the performance of both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2008.

          The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

          Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate was less than that of both the Expense Group average and the Expense Universe average.

          The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective May 23, 2006, the Distributor voluntarily agreed to waive a portion of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Fund’s average daily net assets. The Board also noted that the Distributor and the Board previously agreed that the Distributor contractually waive the same percentage of the Fund’s Rule 12b-1 fee for the one-year periods ended April 30, 2008 and April 30, 2009 so that such waiver could not be changed without the Board’s approval during the contractual waiver period, and that the Distributor and the Board have currently agreed to extend this contractual 12b-1 fee waiver through April 30, 2010. The Board noted that the Fund’s total expense ratio before and after giving effect to the fee waiver was less than that of the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

          Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

          Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

          Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

          Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

■	Value Line Centurion Fund, Inc.

June 30, 2009 Semi-Annual Report

          Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies or other institutional accounts comparable to the Fund.

          Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board determined that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable. Further, the Board concluded that the Fund’s Agreement is fair and reasonable and approved the continuation of the Agreement for another year.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

          The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 28, 2009